CONSOLIDATED BALANCE SHEETS (Parenthetical) - ¥ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	¥ 0.001	¥ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Common stock, par value	¥ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Ordinary stock, shares issued	5,160,671	4,385,671
Ordinary stock, shares outstanding	5,160,671	4,385,671